Earnings per share	12 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2025			2024
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,658,285	222,693,319	7.45	1,692,715	228,074,108	7.42
Net effect of dilutive stock options and PSUs[2]		2,796,025			3,598,753
Diluted	1,658,285	225,489,344	7.35	1,692,715	231,672,861	7.31
[1] During the year ended September 30, 2025, 8,861,543 Class A subordinate voting shares purchased for cancellation and 2,247,354 Class A subordinate voting shares held in trust were excluded from the calculation of the weighted average number of shares outstanding as of the date of transaction (6,528,608 and 2,601,356, respectively during the year ended September 30, 2024).
[2] For the year ended September 30, 2025 and 2024, no stock options were excluded from the calculation of the diluted earnings per share as all stock options were dilutive.